Average Annual Total Returns - Grant Park Dynamic Allocation Fund		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-3 Year U.S. Treasury Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.30%	5.17%
Grant Park Dynamic Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent		11.70%	11.84%
Performance Inception Date			Dec. 27, 2024
Grant Park Dynamic Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent		18.71%	18.94%
Performance Inception Date			Dec. 27, 2024
Grant Park Dynamic Allocation Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.28%	15.46%
Grant Park Dynamic Allocation Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.03%	11.59%

[1]	The Bloomberg 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. The Adviser believes that the Bloomberg 1-3 Year U.S. Treasury Bond Index is a more appropriate benchmark index for the Fund given the average weighted duration of the Fund’s portfolio. Investors cannot invest directly into the index.